GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
13.   GEOGRAPHIC INFORMATION

The Company’s head office is located in Cayman Islands. The operations of the Company are primarily in two geographic areas: Canada and China. A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2014	Canada	China	Total

Revenue from external customers	$158,333	$419	$158,752
Net income (loss)	(542,476)	(63,870)	(606,346)
Total assets	$884,935	$-	$884,935

Year ended December 31, 2013	Canada	China	Total

Revenue from external customers	$923,350	$14,431	$937,781
Net income (loss)	(313,717)	(207,677)	(521,394)
Total assets	$3,128,054	$48,422	$3,176,476